SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation expense using the straight-line method over the estimated useful lives of the assets

Buildings	30	-	50 years
Machinery	5	-	10 years
Software	3	-	5 years
Vehicles	5	-	6 years
Electronic and other equipment	3	-	10 years

Schedule of estimated useful lives for the intangible assets	The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life
Customer relationship	57	-	60 months
Order backlog	21	-	33 months
Patents and copyrights	60	-	120 months

Schedule of adoption of New Revenue Standard

The effect of adopting the New Revenue Standard as of July 1, 2018 was as follows:

	As of July 1, 2018
		Balances	Effect of
	As	under New	change
	previously	Revenue	higher/
	reported	Standard	(lower)

Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$275,216	$257,013	$(18,203)
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	161,012	179,302	18,290
Accounts receivable retention	—	18,203	18,203
Inventories	58,074	44,001	(14,073)
Deferred revenue	137,692	114,896	(22,796)
Other tax payables	7,801	12,737	4,936
Deferred tax liabilities	9,366	12,678	3,312
Retained earnings	578,079	596,844	18,765

The effect of adopting the New Revenue Standard for the current year was as follows:

	Year Ended June 30, 2019
	Balances
	under New	Balances	Effect of
	Revenue	under	change
	Standard	Legacy	higher/
	(As reported)	GAAP	(lower)

Consolidated statement of comprehensive income
Revenue from services	$69,868	$34,297	$35,571
Costs of services rendered	26,081	13,071	13,010
Income tax expenses	18,184	14,800	3,384
Net income attributable to Hollysys Automation Technologies Ltd.	125,261	106,084	19,177
Net income per ordinary share:
Basic	2.07	1.75	0.32
Diluted	2.05	1.74	0.31

	As at June 30, 2019
	Balances
	under New	Balances	Effect of
	Revenue	under	change
	Standard	Legacy	higher/
	(As reported)	GAAP	(lower)

Consolidated balance sheet
Accounts receivable, net of allowance for doubtful accounts	$282,594	$288,507	$(5,913)
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts	197,955	128,181	69,774
Accounts receivable retention	11,858	—	11,858
Inventories	42,983	69,437	(26,454)
Deferred revenue	141,385	142,899	(1,514)
Other tax payables	665	(6,439)	7,104
Deferred tax liabilities	12,173	8,789	3,384
Retained earning	708,515	670,600	37,915
Accumulated other comprehensive income	(35,522)	(37,898)	2,376

Summary of disaggregated revenue information

	Year ended June 30, 2019
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$337,842	129,529	467,371
Product sales	31,410	1,692	33,102
Maintenance service contracts	67,337	288	67,625
Extended warranty service revenue	2,243	—	2,243
Total	$438,832	131,509	570,341